Consolidated income statements - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Consolidated income statements [line item]
Revenue	€ 142,573	€ 114,477	€ 102,035
Cost of sales	(62,787)	(46,706)	(42,963)
Gross profit	79,786	67,771	59,072
Research and development expenses	(19,959)	(17,682)	(18,186)
Sales and marketing expenses	(39,109)	(36,153)	(36,832)
General and administrative expenses	(25,484)	(20,041)	(15,045)
Net other operating income / (expenses)	5,631	6,212	7,102
Operating (loss) profit	865	107	(3,889)
Financial expenses	(4,728)	(2,437)	(2,470)
Financial income	3,210	2,039	3,511
Share in loss of joint venture	(469)	(1,018)	(401)
(Loss) profit before taxes	(1,122)	(1,309)	(3,249)
Income taxes	(534)	(1,710)	389
Net (loss) profit of the year	(1,656)	(3,019)	(2,860)
Net (loss) profit attributable to:
The owners of the parent	(1,656)	(3,019)	(2,807)
Non-controlling interest	€ 0	€ 0	€ (53)